TAXES ON INCOME (Significant Components of Deferred Tax Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets:
Operating loss carry forward	$ 1,381	$ 1,098
Reserves and allowances	5	8
Research and development	153	318
Net deferred tax asset before valuation allowance	1,539	1,424
Valuation allowance	(1,539)	(1,424)
Net deferred tax asset